FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	€ (1)	€ (11)	€ 1
Unrealized (losses) / gains on foreign currency derivatives - net	13	(8)	1
Total	10	(32)	13
Currency risk | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(36)	7	9
Unrealized (losses) / gains on foreign currency derivatives - net	46	(39)	4
Total	€ 10	€ (32)	€ 13